Business Combinations - H2 Biopharma Inc. ("H2" or "Aurora Eau") (Details) $ in Thousands			12 Months Ended
	Jul. 05, 2019 day shares	Nov. 30, 2017 CAD ($) shares	Jun. 30, 2019 shares	Jun. 30, 2018 shares
Disclosure Of Detailed Information About Asset Acquisition [Line Items]
Number of shares released from escrow (in shares)			(2,099,257)	238,044
H2 Biopharma Inc. (“H2” or “Aurora Eau”)
Disclosure Of Detailed Information About Asset Acquisition [Line Items]
Percentage of net assets acquired		100.00%
Consideration transferred | $		$ 33,876
Number of instruments or interests issued or issuable, asset acquisition (in shares)		1,910,339
Fair value of equity interests issued for asset acquisition | $		$ 15,300
Number of instruments or interests issued or issuable, asset acquisition, in escrow (in shares)		181,622
Loan settlement | $		$ 3,000
Contingent consideration | $		14,957
Cash acquisition costs paid | $		$ 636
Number of instruments or interests issued or issuable, asset acquisition, contingent consideration, in escrow (in shares)		2,878,934
Contingent consideration recognised as of asset acquisition date, payout period		5 years
Number of shares released from escrow (in shares)			(2,099,257)
Issuance of Common Shares | H2 Biopharma Inc. (“H2” or “Aurora Eau”)
Disclosure Of Detailed Information About Asset Acquisition [Line Items]
Number of shares released from escrow (in shares)	119,869
Volume weighted average price, consecutive trading days | day	5